Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule Of Investments [Line Items]
Cost Method Investments	¥ 167,979		$ 26,017	¥ 168,526
Cost-method Investments, Other than Temporary Impairment	0	¥ 0
Accumulated imapirment of equity investments	38,662		$ 5,988	¥ 38,739
Total unrealized and realized gains and losses of equity investments	¥ 0	¥ 0